Average Annual Total Returns		12 Months Ended	59 Months Ended	60 Months Ended	120 Months Ended
		Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
MSCI ACWI ex-US Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses, or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent		32.39%		7.91%	8.41%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	[1]	8.73%		(0.61%)	5.11%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]	8.73%		(0.91%)	4.55%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]	5.17%		(0.46%)	3.97%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		11.69%		(0.51%)	4.76%
Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent		13.88%		0.51%	5.83%
Class I
Prospectus [Line Items]
Average Annual Return, Percent		13.72%		0.45%	5.83%
Class Z
Prospectus [Line Items]
Average Annual Return, Percent	[2]	13.87%		0.53%	5.88%
Performance Inception Date	[2]		Jul. 26, 2021

[1]	After-tax returns: – Are shown for Class A shares only and will vary for the other Classes of shares because these Classes have different expense ratios; – Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and – Are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]
Inception date for Class Z shares: 7/26/21. Performance information for periods prior to the inception of Class Z shares is the performance of the Fund’s Class A shares adjusted to reflect the expenses of the Class Z shares.